Loans - Summary of Loan Portfolio According to Classification and Subsequent Measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Gross balance	$ 8,375,172	$ 7,195,567
Loans Portfolio
Disclosure of detailed information about financial instruments [line items]
Loans - principal balance	8,375,172	7,195,567
Interest receivable	117,931	109,082
Unearned interest and deferred fees	(31,116)	(24,719)
Gross balance	8,461,987	7,279,930
Loss allowances	(78,158)	(59,410)
Loans, net	$ 8,383,829	$ 7,220,520